Note 19 - Loss on Sale of Vessels	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Gain (Loss) on Sale of Property, Plant, and Equipment [Text Block]
19.	Loss on sale of vessels:

During 2020 the Company sold the following vessels to unaffiliated third parties and collected the following gross proceeds:

Vessel	Date Sold	Selling Price (Gross)
M/T Stenaweco Energy	29-Oct-20	$25,150
M/T Stenaweco Evolution	03-Nov-20	$26,150
M/T Ecofleet	21-Jan-20	$21,000
M/T Eco Revolution	14-Jan-20	$23,000
M/T SW Excellence	14-Oct-20	$27,008
M/T Stenaweco Elegance	21-Feb-20	$33,500
M/T Eco Palm Desert	19-Mar-20	$34,800
M/T Eco California	09-Nov-20	$30,600
M/T Eco Bel Air	10-Dec-20	$50,830
M/T Eco Beverly Hills	01-Dec-20	$50,830
Total		$322,868

The net proceeds from the abovementioned sales amounted to $310,016, after deducting $10,852 of expenses and $2,000 of maintenance deposits (please see below). Out of the abovementioned vessels, the M/T Eco Revolution and M/T Eco Fleet were presented under Assets held for sale in the Company’s December 31, 2019 Balance sheet and were written down to their fair value less costs to sell. As a result of the abovementioned sales the Company recognized a loss from the disposal of vessels amounting to $12,355, which is separately presented in the Company's consolidated statements of comprehensive (loss)/income. For each of the vessels M/T Eco Bel Air and M/T Eco Beverly Hills that were sold and leased back (see Note 6) the buyer withheld $1,000 as a maintenance deposit, accounted for as a deposit asset, to be released at the end of the lease term, in accordance with ASC 840-10-25-39B. The Company evaluated these maintenance deposits and has not assigned any probability of them not being returned.

On September 1, 2021 the Company sold M/T Nord Valliant, its last non-scrubber fitted tanker, to an unaffiliated third party for net proceeds of $25,887. During the six months ended June 30, 2021, in accordance with the provisions of relevant guidance, the Company recognized the vessel, the carrying amount of which as of June 30, 2021 amounted to $27,047, as held for sale and wrote it down to its fair value of $25,887, resulting in an impairment charge of $1,160, which is included in the consolidated statements of comprehensive (loss) / income for the year ended December 31, 2021. Since the value of the held for sale vessel (after it was written down to its fair value less costs to sell) was the same with the net proceeds from the sale, the Company didn’t recognize any losses from the sale of the M/T Nord Valiant.

Following the sale of the above product tankers, the Company as of December 31, 2021 has been left with only scrubber fitted vessels and only employs one product tanker vessel (the M/T Eco Marina Del Ray, the sale and lease back agreement with no option to purchase), thereby demonstrating its commitment towards larger crude oil carriers and latest technology scrubber fitted-vessels. Regarding the transaction of the M/T’s Eco Bel Air and Beverly Hills, the Company released equity while at the same time maintained its presence in the crude oil market, via the five-year Navigare Lease.